Leases - Related Party (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of leases supplemental balance sheet information

At March 31, 2021 and December 31, 2020, supplemental balance sheet information related to leases were as follows:

	March 31,	December 31,
	2021	2020
Operating lease ROU asset	$1,838,801	$1,279,595

	March 31,	December 31,
	2021	2020
Operating lease liabilities:
Current portion	$357,273	$295,374
Non-current portion	1,520,739	1,015,759

		December 31,
Operating Leases	Classification	2020
Right-of-use assets	Operating right of use assets	$1,279,595

Current lease liabilities	Current operating lease liabilities	295,374
Non current lease liabilities	Long-term operating lease liabilities	1,015,759
Total lease liabilities		$1,311,133

Schedule of operating lease cost

The following summarizes other supplemental information about the Company’s operating lease:

March 31, 2021
Weighted average discount rate	0.36%
Weighted average remaining lease term (years)	4.67

	Three Months Ended
	March 31,
	2021	2020
Operating lease cost	$97,674	$82,884

Lease term and discount rate were as follows:

December 31,
2020
Weighted average remaining lease term (years)	4.0
Weighted average discount rate	1.67%

Year ended December 31,
2020
Operating lease cost	$303,910
Variable lease cost (1)
Total lease costs	$303,910

(1) Variable lease cost primarily relates to common area maintenance, property taxes and insurance on leased real estate.

Schedule of lease supplemental disclosures of cash flow information

Supplemental disclosures of cash flow information related to leases were as follows:

December 31,
2020
Cash paid for operating lease liabilities	$300,000
Operating right of use assets obtained in exchange for operating lease liabilities	$1,311,133

Schedule of maturities of lease liabilities

At March 31, 2021, future minimum lease payments under the non-cancelable operating leases are as follows:

Year Ending December 31,
2021 (excluding the three months ended March 31, 2021)	$270,000
2022	373,800
2023	396,900
2024	416,745
2025	437,582
Total lease payment	1,895,027
Less imputed interest	(17,015)
Total	$1,878,012

Maturities of lease liabilities were as follows as of December 31, 2020:

Operating
Leases
2021	$315,000
2022	330,750
2023	347,287
2024	364,652
Total	1,357,689
Less: Imputed interest	(46,556)
Present value of lease liabilities	$1,311,133